A Summary of Status Company's Nonvested Restricted Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Shares
Nonvested, beginning of year	170,000
Granted	15,000
Vested	(10,000)
Forfeited	0
Nonvested, end of year	175,000
Weighted - Average Grant-Date Fair Value
Nonvested, beginning of year	$ 8.35
Granted	$ 9.43
Vested	$ 8.40
Forfeited	$ 0
Nonvested, end of year	$ 8.44